Cover	Nov. 28, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 4, 2023, Elevai Labs Inc., a Delaware corporation (“Elevai”), filed a Current Report on Form 8-K (the “Original Form 8-K”) with the U.S. Securities and Exchange Commission (the “SEC”). This amendment to Form 8-K corrects an omission to the Index to Exhibits in Item 9.01 of the Original Form 8-K and to file Exhibit 10.1, which as disclosed in the Original Form 8-K was to be filed with the Company’s quarterly report on form 10-Q. This Form 8-K/A does not amend or update any other item or disclosure contained in the Original Form 8-K. This Form 8-K/A is presented as of the filing date of the Original Form 8-K and does not reflect events occurring after that date, or modify or update disclosures in any way other than as specifically noted above.
Document Period End Date	Nov. 28, 2023
Entity File Number	001-41875
Entity Registrant Name	Elevai Labs, Inc.
Entity Central Index Key	0001840563
Entity Tax Identification Number	85-1399981
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o 120 Newport Center Drive
Entity Address, Address Line Two	Ste. 250
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	866
Local Phone Number	794-4940
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ELAB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false